Share Capital - Additional Information (Detail) (CAD) In Millions, except Share data, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Cumulative Preferred Shares [Member]	Dec. 31, 2013 Common Shares [Member]
Class of Stock [Line Items]
Preferred shares, issued			12,920,000
Preferred shares, outstanding			12,920,000
Cumulative preferred shares, percentage			5.50%
Cumulative preferred shares value per share			25
Cumulative preferred shares, total value			323
Preferred shares dividend, amount			18
Preferred shares dividend, per share			1.375
Reduction in Province's holdings of common shares			50.00%
Adjustment of preferred dividend			0.50%
Common shares, issued	100,000	100,000		100,000
Common shares, outstanding				100,000